Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 295	$ 388	$ 588	$ 771
Research & development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	111	145	246	269
General & administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 184	$ 243	$ 342	$ 502